Intangible asset	12 Months Ended
Dec. 31, 2025
Intangible asset
Intangible asset

12.Intangible asset

In June 2018, the Company entered into an exclusive worldwide licensing agreement to research, develop and commercialize a patented technology, with Case Western Reserve University (“CWRU”) in Cleveland, Ohio with potential to bring new therapies for spinal cord injury and other conditions associated with nerve damage.

The license costs are being amortized on a straight-line basis over the remaining life of the licensed patent which was 15 years at the time of licensing.

12.Intangible asset cont’d

Continuity of the intangible asset is as follows:

Total
Intangible asset – Case Western Reserve license	$
Balance, December 31, 2023	520,753
Amortization expense	(55,795)
Balance, December 31, 2024	464,958
Amortization expense	(55,795)
Balance, December 31, 2025	409,163

Under the exclusive worldwide licensing agreement with CWRU to research, develop and commercialize patented technologies, the Company has commitments to pay various annual license fees, patent costs, milestone payments and royalties on revenues, contingent on the achievement of certain development and regulatory milestones. The future milestone payments that are contingent upon the occurrence of future events or future royalties which may be due upon the regulatory approval of products derived from licensed technologies cannot be reasonably estimated. Annual minimum royalty payments are expensed whereas milestone payments related to the cost of the intangible asset are capitalized, as incurred.

Under the terms of the agreement, the Company is obligated to pay the following:

●	An annual minimum royalty of US$50,000 per year, adjusted by the cumulative percent change in the CPI-W.
●	Project milestones payable based on the achievement of future clinical development milestones, estimated to total US$1,885,000, of which US$135,000 has been paid related to milestones achieved. There are up to US$1,750,000 remaining milestone payments as of December 31, 2025, of which US$250,000 may be payable within the next twelve months contingent on certain milestones being achieved.